Material accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Summary of exchange rates used for unaudited interim condensed consolidated financial statements

The following exchange rates from the European Central Bank are used for the unaudited interim condensed consolidated financial statements of the Group as of June 30 and for the three and six months ended June 30:

	Euros per U.S. Dollar
	2026	2025
Spot rate as of June 30,	0.8777	0.8532
Spot rate as of March 31,	0.8697	0.9246
Spot rate as of December 31,	—	0.8511
Average rate three months ended June 30	0.8599	0.8820
Average rate six months ended June 30,	0.8572	0.9152
Average rate three months ended March 31,	0.8545	0.9503